Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Profit before tax	$ 45,443	$ 29,326	$ 25,253
Adjustments for:
Depreciation and amortization	3,563	2,612	1,956
Impairment loss on insurance receivables	5,181	2,861	629
Impairment of goodwill	41
Loss on disposal of property, premises and equipment	60		26
Realized gain on sale of financial assets at FVTPL	(396)	(1,599)	(947)
Fair value loss (gain) on investment properties	1,300	2,007	304
Realized loss (gain) on sale of investment properties	8	213	(679)
Loss (gain) on revaluation of financial assets at FVTPL	(3,089)	241	(1,591)
Loss on sale of bonds at fair value through OCI	88	411	629
Expected credit loss on financial assets	180	264	(36)
Share of loss from associates	7,248	1,479	376
Lease interest expense	358	203	108
Interest income	(14,049)	(12,169)	(10,866)
Share-based payment expense	1,871	450
Change in fair value of derivative financial liability	(690)	4,418
Net foreign exchange differences	4,897	(2,572)	(5,704)
Cash from operations before working capital changes	52,014	28,145	9,458
Working capital adjustments
Term deposits	(7,754)	(52,459)	(44,426)
Insurance receivables	(20,005)	(55,870)	(3,523)
Purchase of financial assets at FVTPL	(6,470)	(9,400)	(14,906)
Purchase of bonds through OCI	(159,041)	(237,528)	(109,955)
Proceeds from maturity of financial assets at amortized cost	169	133	500
Proceeds from sale/maturity of bonds at fair value through OCI	116,963	71,050	67,193
Proceeds from sale of financial assets at FVTPL	5,727	10,073	9,616
Reinsurance share of outstanding claims	5,237	(11,273)	11,353
Reinsurance share of unearned premiums	(14,047)	(16,160)	(1,350)
Deferred excess of loss premiums	(143)	(1,922)	(2,724)
Deferred policy acquisition costs	(9,670)	(13,459)	(5,309)
Other assets	1,150	(175)	(1,944)
Interest received	15,043	10,536	10,117
Additions to investment property	(36)	(74)	(745)
Proceeds from sale of investment property	1,120	3,526	6,063
Gross outstanding claims	83,644	79,202	28,673
Gross unearned premiums	51,458	71,054	37,959
Insurance payables	6,058	29,917	20,510
Other liabilities	8,013	3,447	3,943
Unearned commissions	2,687	2,128	900
Net cash flows from (used in) operating activities before tax	132,117	(89,109)	21,403
Income tax paid	(2,328)	(1,465)
Net cash flows from (used in) operating activities after tax	129,789	(90,574)	21,403
INVESTING ACTIVITIES
Purchases of property, premises and equipment	(1,486)	(344)	(443)
Proceeds from sale of premises and equipment			22
Acquisition of a subsidiary, net of cash acquired	(146)
Purchases of intangible assets	(859)	(1,561)	(613)
Net cash flows used in investing activities	(2,491)	(1,905)	(1,034)
FINANCING ACTIVITIES
Cash injection in connection with Business Combination		120,821
Consideration paid to shareholders as deemed settlement for shares		(80,000)
Dividends paid	(16,109)	(4,360)	(10,816)
Treasury shares			(5,053)
Lease liabilities payments	(783)	(796)	(606)
Net cash flows (used in) from financing activities	(16,892)	35,665	(16,475)
NET CHANGE IN CASH AND CASH EQUIVALENTS	110,406	(56,814)	3,894
Net foreign exchange differences	(1,699)	(2,207)	3,834
Cash and cash equivalents at the beginning of the year	133,439	192,460	184,732
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 242,146	$ 133,439	$ 192,460